OLD MUTUAL FUNDS I

OLD MUTUAL ANALYTIC VA DEFENSIVE EQUITY PORTFOLIO

OLD MUTUAL ANALYTIC VA GLOBAL DEFENSIVE EQUITY PORTFOLIO

Supplement dated May 30, 2008

to the Statement of Additional Information dated April 7, 2008

This Supplement updates certain information contained in the currently effective Statement of Additional Information (“SAI”) of the above named funds, series funds of Old Mutual Funds I. You should retain your SAI and all current supplements for future reference. You may obtain an additional copy of the SAI, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

Retirement Policy

The section of the SAI entitled “Trustees and Officers of the Trust” is amended by replacing the opening paragraph with the following:

The management and affairs of the Trust are supervised by the Board under the laws of the State of Delaware. The Board has approved contracts under which, as described above, certain companies provide essential management services to the Trust. The Trustees have no official term of office and generally serve until they reach the mandated retirement age of 72, resign, or are not reelected. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. The address for each of the Trustees and executive officers of the Trust is 4643 South Ulster Street, Suite 600, Denver, Colorado 80237.

Committees

The section of the SAI entitled “Trustees and Officers of the Trust – Committees” is amended by replacing the section in its entirety with the following:

The Trustees are responsible for major decisions relating to a Fund’s investment goals, policies, strategies, and techniques. The Trustees also oversee the operation of the Trust by its officers and various service providers as they affect a Fund, but they do not actively participate in the day-to-day operation of or decision making process related to a Fund. The Board has four standing committees: a Governance, Nominating and Compliance Committee; an Audit Committee; an Investment Committee; and a Service Provider Review Committee.

Governance, Nominating and Compliance Committee. Currently, the members of the Governance, Nominating and Compliance Committee are Jarrett B. Kling and L. Kent Moore. The Governance, Nominating and Compliance Committee selects and nominates those persons for membership on the Board who are disinterested Trustees, reviews and determines compensation for the disinterested Trustees and selects independent legal counsel, as set forth in Rule 0-1(6), to provide the disinterested Trustees with legal advice, as needed. The Governance, Nominating and Compliance Committee shall consider nominees recommended in writing by shareholders (other than shareholders who recommend themselves) to serve as Trustees, provided: (i) that shareholders of one or

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more of the Funds at the time they submit recommendations and are entitled to vote at the meeting of shareholders at which Trustees will be elected; and (ii) that the Governance, Nominating and Compliance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. The Governance, Nominating and Compliance Committee shall evaluate nominees recommended by shareholders to serve as Trustees in the same manner as they evaluate nominees identified by the Committee.

A shareholder who desires to recommend a nominee shall submit a request in writing by regular mail or delivery service to the following address: Old Mutual Funds I, 4643 South Ulster Street, Suite 600, Denver, Colorado 80237, Attention: Secretary of the Old Mutual Funds I. Such request shall contain (i) the name, address and telephone number of, and number of Trust shares owned by, the person or entity or group of persons or entities on whose behalf the recommendation is being made, and the related account name, number and broker or account provider name, and (ii) if any of such persons were not record owners of the Trust at the time the recommendation was submitted, verification acceptable in form and substance to the Trust of such person’s ownership of the Trust at the time the recommendation was made.

Audit Committee. Currently, the members of the Audit Committee are John R. Bartholdson and Robert M. Hamje. The Audit Committee, among other things, oversees the financial reporting process for the Trust, monitoring the Trust’s audit process and results. As part of this process, the Audit Committee recommends the selection of an independent audit firm for the approval by the Board and evaluates the independent audit firm’s performance, costs, and financial stability.

Investment Committee. Currently, the members of the Investment Committee are John R. Bartholdson and Robert M. Hamje. Walter W. Driver is an advisory member of the Investment Committee. The Investment Committee, among other things, assists the Board of Trustees in its oversight of the investment process of the Trust.

Service Provider Review Committee. Currently, the members of the Service Provider Review Committee are Jarrett B. Kling, L. Kent Moore, and Julian F. Sluyters. The Service Provider Review Committee, among other things, assists the Board of Trustees in its oversight of the Trust’s service providers.

Distributor: Old Mutual Investment Partners

R-08-287 05/2008

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OLD MUTUAL FUNDS I

Old Mutual VA Asset Allocation Conservative Portfolio

Old Mutual VA Asset Allocation Balanced Portfolio

Old Mutual VA Asset Allocation Moderate Growth Portfolio

Old Mutual VA Asset Allocation Growth Portfolio

Supplement dated May 30, 2008

to the Statement of Additional Information dated April 7, 2008

This Supplement updates certain information contained in the currently effective Statement of Additional Information (“SAI”) of the above named funds, series funds of Old Mutual Funds I. You should retain your SAI and all current supplements for future reference. You may obtain an additional copy of the SAI, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

Retirement Policy

The section of the SAI entitled “Trustees and Officers of the Trust” is amended by replacing the opening paragraph with the following:

The management and affairs of the Trust are supervised by the Board under the laws of the State of Delaware. The Board has approved contracts under which, as described above, certain companies provide essential management services to the Trust. The Trustees have no official term of office and generally serve until they reach the mandated retirement age of 72, resign, or are not reelected. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. The address for each of the Trustees and executive officers of the Trust is 4643 South Ulster Street, Suite 600, Denver, Colorado 80237.

Committees

The section of the SAI entitled “Trustees and Officers of the Trust – Committees” is amended by replacing the section in its entirety with the following:

The Trustees are responsible for major decisions relating to a Fund’s investment goals, policies, strategies, and techniques. The Trustees also oversee the operation of the Trust by its officers and various service providers as they affect a Fund, but they do not actively participate in the day-to-day operation of or decision making process related to a Fund. The Board has four standing committees: a Governance, Nominating and Compliance Committee; an Audit Committee; an Investment Committee; and a Service Provider Review Committee.

Governance, Nominating and Compliance Committee. Currently, the members of the Governance, Nominating and Compliance Committee are Jarrett B. Kling and L. Kent Moore. The Governance, Nominating and Compliance Committee selects and nominates those persons for membership on the Board who are disinterested Trustees, reviews and

1

determines compensation for the disinterested Trustees and selects independent legal counsel, as set forth in Rule 0-1(6), to provide the disinterested Trustees with legal advice, as needed. The Governance, Nominating and Compliance Committee shall consider nominees recommended in writing by shareholders (other than shareholders who recommend themselves) to serve as Trustees, provided: (i) that shareholders of one or more of the Funds at the time they submit recommendations and are entitled to vote at the meeting of shareholders at which Trustees will be elected; and (ii) that the Governance, Nominating and Compliance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. The Governance, Nominating and Compliance Committee shall evaluate nominees recommended by shareholders to serve as Trustees in the same manner as they evaluate nominees identified by the Committee.

A shareholder who desires to recommend a nominee shall submit a request in writing by regular mail or delivery service to the following address: Old Mutual Funds I, 4643 South Ulster Street, Suite 600, Denver, Colorado 80237, Attention: Secretary of the Old Mutual Funds I. Such request shall contain (i) the name, address and telephone number of, and number of Trust shares owned by, the person or entity or group of persons or entities on whose behalf the recommendation is being made, and the related account name, number and broker or account provider name, and (ii) if any of such persons were not record owners of the Trust at the time the recommendation was submitted, verification acceptable in form and substance to the Trust of such person’s ownership of the Trust at the time the recommendation was made.

Audit Committee. Currently, the members of the Audit Committee are John R. Bartholdson and Robert M. Hamje. The Audit Committee, among other things, oversees the financial reporting process for the Trust, monitoring the Trust’s audit process and results. As part of this process, the Audit Committee recommends the selection of an independent audit firm for the approval by the Board and evaluates the independent audit firm’s performance, costs, and financial stability.

Investment Committee. Currently, the members of the Investment Committee are John R. Bartholdson and Robert M. Hamje. Walter W. Driver is an advisory member of the Investment Committee. The Investment Committee, among other things, assists the Board of Trustees in its oversight of the investment process of the Trust.

Service Provider Review Committee. Currently, the members of the Service Provider Review Committee are Jarrett B. Kling, L. Kent Moore, and Julian F. Sluyters. The Service Provider Review Committee, among other things, assists the Board of Trustees in its oversight of the Trust’s service providers.

Distributor: Old Mutual Investment Partners

R-08-288 05/2008

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